Lease Liabilities	6 Months Ended
Jun. 30, 2025
Lease Liabilities [Abstract]
LEASE LIABILITIES
14	LEASE LIABILITIES

The Company has lease contracts for office premises and motor vehicles. The Company’s obligations under these leases are secured by the lessor’s title to the leased assets. The Company is restricted from assigning and subleasing the leased assets.

The Company also has certain leases with lease terms of 12 months or less. The Company applies the ’short-term lease’ recognition exemptions for these leases.

Carrying amount of lease liabilities is as follows:

	December 31, 2024	June 30, 2025
	RM	RM	US$
At beginning of year/period	1,255,340	536,380	119,984
Additions	-	2,446,312	580,699
Disposal of controlling interest in subsidiaries		(175,199)	(41,588)
Finance cost	30,413	49,958	11,859
Payment	(749,373)	(685,928)	(162,824)
Currency realignment	-	-	7,341
At of end of year / period	536,380	2,171,523	515,471

Future lease payment payable:
- Not later than one year	368,501	650,739	154,471
- More than one year to five years	167,879	1,520,784	361,000
Total future minimum lease payments	536,380	2,171,523	515,471

	June 30, 2024	June 30, 2025
	RM	RM	US$
Depreciation of right-of-use asset	332,249	649,091	154,080
Interest expense on lease liabilities	24,327	49,958	11,859
Lease expenses not capitalised in lease liabilities:
- Expense relating to short-term lease	269,160	200,895	47,688
Total amount recognised in profit or loss	625,736	899,944	213,627